COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Accounts payable and accrued expenses
Accounts payable:	2020	2019
Related parties (1)	$1,094,360	$1,141,213
General operating	3,109,190	3,342,952
Accrued interest on debt (2)	1,023,376	793,470
Credit card balances	180,993	183,279
Accrued payroll and other expenses	611,710	207,108
Taxes and fees payable	633,357	633,357
Unfavorable lease liability	181,698	242,256
Total	$6,834,684	$6,543,635

(1) (2)

Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.

Portion relating to related parties is $575,192 and $481,942 for June 30, 2020 and December 31, 2019, respectively.

Accounts payable:	2019	2018
Related parties (1)	$1,141,213	$741,577
General operating	3,342,952	3,037,601
Accrued interest on debt (2)	793,470	306,319
Credit card balances	183,279	246,949
Accrued payroll and other expenses	207,108	33,063
Taxes and fees payable	633,357	629,462
Unfavorable lease liability	242,256	—
Total	$6,543,635	$4,993,970

(1)	Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.

(2)	Portion relating to related parties is $481,942 and $195,456 for December 31, 2019 and 2018, respectively.

Maturity of lease liabilities
2020	$1,177,726
2021	1,920,224
2022	1,299,098
2023	784,887
2024	537,162
Thereafter	318,501
Total operating lease liabilities	$6,037,598
Amount representing interest	$(1,107,797)
Total net present value	$4,929,801

2020	$2,040,592
2021	$1,389,503
2022	$770,549
2023	$266,170
2024	$45,479
Thereafter	$112,639
Total operating lease liabilities	$4,624,932
Amount representing interest	$(693,352)
Total net present value	$3,931,580

Future minimum lease payments
Obligation	2020	In Default	Total
Telecom Equipment Finance (1)	$449,103	—	$449,103

(1) The Telecom Equipment Lease is with an entity owned and controlled by shareholders of the Company and is due August 31, 2020, as amended.

Obligation	2019	In Default	Total
Telecom Equipment Finance (1)	$449,103	—	$449,103